Income Taxes (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Income Taxes (Textual)
Deferred tax assets	$ 73,757	$ 57,498
Deferred tax liability	79,232	83,507
Valuation allowance	73,757	57,498
Increase in the valuation allowance	$ 16,259	$ 42,124
Effective income tax rates
Arki Beijing E Commerce Technology Corp [Member]
Income Taxes (Textual)
Effective income tax rates	25.00%
America Pine Beijing Bio Tech Inc [Member]
Income Taxes (Textual)
Effective income tax rates	25.00%
America Arki (Fuxin) Network Management Co. Ltd. [Member]
Income Taxes (Textual)
Effective income tax rates	25.00%
America Arki Network Service Beijing Co Ltd [Member]
Income Taxes (Textual)
Effective income tax rates	25.00%
America Arki (Tianjin) Capital Management Partnership [Member]
Income Taxes (Textual)
Effective income tax rates	25.00%
(Tianjin) E-Commerce Ltd [Member]
Income Taxes (Textual)
Effective income tax rates	25.00%
Yin Hang Financial Information Service [Member]
Income Taxes (Textual)
Effective income tax rates	25.00%
Enterprise Income Tax [Member]
Income Taxes (Textual)
Effective income tax rates	10.00%
Consumer Capital Group Inc. [Member]
Income Taxes (Textual)
Effective income tax rates	21.00%